INCOME TAX - Valuation Allowance (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
Movements in the valuation allowance
Balance at the beginning of the period	₽ (14,778)	$ (164.8)	₽ (12,482)	₽ (7,763)
Charged to expenses	(11,498)	(128.2)	(2,104)	(5,145)
Foreign currency translation adjustment	(1,442)	(16.1)	768	(19)
Acquisition-related change			(1,568)
Other	(399)	(4.4)	1,938	445
Balance at the end of the period	₽ (28,117)	$ (313.5)	(14,778)	(12,482)
ASU 2020-06 | Cumulative Effect, Period of Adoption, Adjustment
Movements in the valuation allowance
Balance at the beginning of the period			₽ (1,330)
Balance at the end of the period				₽ (1,330)